OTHER OPERATING AND NON-OPERATING INCOME (Details) - USD ($) $ in Thousands			6 Months Ended	11 Months Ended	12 Months Ended
		Mar. 22, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Component of Other Income (Expense) [Line Items]
Other operating income	[1]		$ 4,374	$ 0	$ 0	$ 0
Other non-operating income	[1]		$ 0	$ 0	$ 0	42,549
Proceeds from insurance settlement							$ 4,400
Discontinued operations, disposed of by sale | Golar Seal | Golar Seal
Component of Other Income (Expense) [Line Items]
Consideration for sale of Golar Seal						$ 184,300
Gain on disposal		$ 42,500

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.